Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses [Abstract]
Salaries and employee benefits	$ 774	$ 519
Other current liabilities:
Accrued legal fees	20	38
Accrued accounting fees		70
Accrued franchise taxes	49
Accrued subcontractor cost	22
Other accrued expenses	10	4
Total other current liabilities	101	112
Total accrued expenses	$ 875	$ 631